Quarterly Holdings Report
for
Fidelity® Inflation-Protected Bond Index Fund
March 31, 2026
PIB-NPRT1-0526
1.939226.113
U.S. Treasury Obligations - 99.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.34 to 2.60	118,375,401	63,028,523
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.13 to 2.65	152,262,500	79,131,590
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 2.63	160,274,001	90,829,348
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.43 to 2.47	142,676,155	105,215,318
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.53 to 2.77	167,045,267	128,818,749
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.50 to 2.49	195,626,470	140,682,387
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.38 to 2.37	153,985,184	109,321,511
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.48 to 2.46	82,092,490	60,947,178
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.42 to 2.65	101,743,255	73,146,823
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 2.63	39,128,591	27,725,985
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.57	171,757,799	142,043,284
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.71	153,672,967	117,912,720
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	-1.54 to 2.43	88,813,206	90,100,664
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.56 to 1.55	76,015,832	74,462,890
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.59 to 2.33	91,696,763	88,804,469
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.59	88,888,518	78,449,765
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	161,649,430	150,384,295
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.43	70,552,377	65,587,185
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.47 to 1.74	153,074,788	158,814,981
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 2.55	75,763,740	83,615,551
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.54 to 3.04	171,922,802	180,814,037
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.34 to 2.51	135,649,323	146,361,494
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.27 to 2.48	340,141,661	325,615,099
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.09 to 1.84	392,718,753	369,294,282
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 1.99	333,837,758	307,300,175
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.06	392,981,247	390,744,824
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.20 to 2.17	369,285,668	351,589,798
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	365,750,661	341,802,162
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.35 to 1.95	326,876,695	317,971,022
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.65 to 2.12	237,770,553	237,738,022
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.69	318,866,444	316,444,639
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.86	425,538,436	401,589,207
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.56 to 1.77	274,895,776	274,136,731
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.44 to 1.81	191,959,691	190,578,190
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	366,385,298	352,960,992
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.15 to 1.42	323,676,888	320,839,540
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.00 to 2.29	322,422,084	323,731,099
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	426,413,074	416,931,859
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.93 to 2.49	310,293,211	315,170,838
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.17 to 1.99	353,492,718	359,149,820
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.18 to 1.64	350,971,125	354,557,039
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.62 to 2.13	373,533,357	372,052,978
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	1.92 to 2.01	310,604,094	306,926,284
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.06	459,175,583	461,554,002
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.76 to 1.97	455,417,824	453,279,508
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.70 to 2.12	437,811,624	445,290,459
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.30 to 2.29	328,431,242	337,233,680
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.27 to 2.43	331,671,510	343,428,576
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,607,053,557)			11,244,109,572

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $61,658,472)	3.69	61,646,143	61,658,472

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,668,712,029)	11,305,768,044
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,616,239)
NET ASSETS - 100.0%	11,303,151,805

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	59,173,987	317,575,141	315,090,656	455,870	(2,662)	2,662	61,658,472	61,646,143	0.1%
Fidelity Securities Lending Cash Central Fund	-	130,312,500	130,312,500	7,273	-	-	-	-	0.0%
Total	59,173,987	447,887,641	445,403,156	463,143	(2,662)	2,662	61,658,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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